Vanguard® Health Care Index Fund
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Biotechnology (16.5%)
	AbbVie Inc.	5,730,725	844,537
	Amgen Inc.	1,804,656	463,327
	Gilead Sciences Inc.	3,861,681	250,430
*	Regeneron Pharmaceuticals Inc.	345,731	229,821
*	Vertex Pharmaceuticals Inc.	824,756	221,571
*	Moderna Inc.	1,109,412	161,231
*	Biogen Inc.	475,811	95,162
*	Seagen Inc.	445,881	60,497
*	Alnylam Pharmaceuticals Inc.	389,682	49,022
*	Incyte Corp.	609,678	46,269
*	BioMarin Pharmaceutical Inc.	596,482	44,814
*	United Therapeutics Corp.	146,272	33,692
*	Neurocrine Biosciences Inc.	308,674	28,858
*	Exact Sciences Corp.	564,367	28,111
*	Biohaven Pharmaceutical Holding Co. Ltd.	194,332	27,931
*	Halozyme Therapeutics Inc.	446,304	20,521
*	Sarepta Therapeutics Inc.	268,166	19,528
*	Exelixis Inc.	1,035,757	18,985
*	Alkermes plc	525,030	15,672
*	Ionis Pharmaceuticals Inc.	411,968	15,045
*,1	CRISPR Therapeutics AG	237,688	13,798
*,1	Novavax Inc.	247,305	13,683
*	Arrowhead Pharmaceuticals Inc.	325,228	10,850
*	Natera Inc.	293,996	10,787
*	Blueprint Medicines Corp.	191,883	10,554
*	Apellis Pharmaceuticals Inc.	253,489	10,507
*	Cytokinetics Inc.	258,499	10,314
*	Ultragenyx Pharmaceutical Inc.	213,631	10,019
*	Intellia Therapeutics Inc.	217,097	10,017
*	Karuna Therapeutics Inc.	72,430	7,556
*	Insmed Inc.	385,448	7,254
*	Denali Therapeutics Inc.	276,995	6,728
*	ACADIA Pharmaceuticals Inc.	389,747	6,294
*	Beam Therapeutics Inc.	176,785	6,219
*	PTC Therapeutics Inc.	207,908	6,106
*	Vir Biotechnology Inc.	233,910	6,037
*	Twist Bioscience Corp.	172,272	5,864
*	Fate Therapeutics Inc.	246,801	5,701
*	BioCryst Pharmaceuticals Inc.	598,601	5,573
*	Sage Therapeutics Inc.	171,423	5,360
*	Ironwood Pharmaceuticals Inc. Class A	463,975	5,229
*	Amicus Therapeutics Inc.	680,798	5,188

		Shares	Market Value ($000)
*	Turning Point Therapeutics Inc.	144,378	5,107
*	Cerevel Therapeutics Holdings Inc.	191,089	4,993
*	Myriad Genetics Inc.	259,296	4,989
*	Global Blood Therapeutics Inc.	199,703	4,981
*	Emergent BioSolutions Inc.	149,894	4,941
*	Mirati Therapeutics Inc.	125,642	4,920
*	Ligand Pharmaceuticals Inc.	54,150	4,815
*	Dynavax Technologies Corp.	369,456	4,382
*	CareDx Inc.	172,034	4,327
*	OPKO Health Inc.	1,432,171	4,297
*	Travere Thrapeutics Inc.	174,291	4,063
*	ChemoCentryx Inc.	181,662	4,046
*,1	Aurinia Pharmaceuticals Inc.	358,146	4,040
*	Veracyte Inc.	228,939	4,025
*	Xencor Inc.	179,809	4,015
*	Vericel Corp.	136,507	3,706
*	Zentalis Pharmaceuticals Inc.	148,397	3,578
*	Relay Therapeutics Inc.	210,616	3,429
*	Xenon Pharmaceuticals Inc.	125,725	3,313
*	Krystal Biotech Inc.	56,070	3,301
*	MannKind Corp.	771,324	3,224
*	Agios Pharmaceuticals Inc.	159,172	3,099
*	Prothena Corp. plc	106,066	2,888
*	Celldex Therapeutics Inc.	121,591	2,860
*	FibroGen Inc.	285,076	2,805
*	IVERIC bio Inc.	260,739	2,722
*	Avid Bioservices Inc.	200,313	2,678
*	Vaxcyte Inc.	109,576	2,629
*	Arcus Biosciences Inc.	138,271	2,620
*	Iovance Biotherapeutics Inc.	382,058	2,579
*	Madrigal Pharmaceuticals Inc.	38,748	2,573
*	Invitae Corp.	697,362	2,559
*	Enanta Pharmaceuticals Inc.	63,197	2,524
*	Editas Medicine Inc. Class A	219,402	2,499
*	REGENXBIO Inc.	117,778	2,478
*	REVOLUTION Medicines Inc.	143,365	2,434
*	Kura Oncology Inc.	184,399	2,427
*	Syndax Pharmaceuticals Inc.	144,755	2,389
*	ImmunoGen Inc.	643,187	2,354
*	Anavex Life Sciences Corp.	246,993	2,250
*	Allogene Therapeutics Inc.	277,533	2,201
*	Sierra Oncology Inc.	38,396	2,103
*	Arcutis Biotherapeutics Inc.	97,955	2,045
*	Crinetics Pharmaceuticals Inc.	121,121	2,029
*	TG Therapeutics Inc.	439,980	1,945
*	UniQure NV	134,686	1,934
*	Vanda Pharmaceuticals Inc.	182,480	1,794
*	EQRx Inc.	316,288	1,759
*	Eagle Pharmaceuticals Inc.	37,601	1,756
*	Merus NV	89,776	1,666
*	SpringWorks Therapeutics Inc.	87,725	1,662
*,1	Ocugen Inc.	698,494	1,655
*,1	Sorrento Therapeutics Inc.	979,445	1,606
*	Rocket Pharmaceuticals Inc.	135,371	1,604
*	Avidity Biosciences Inc.	114,662	1,597
*	Castle Biosciences Inc.	70,069	1,561
*	Kymera Therapeutics Inc.	108,354	1,546
*	Morphic Holding Inc.	65,884	1,544

		Shares	Market Value ($000)
*	Keros Therapeutics Inc.	45,528	1,539
*	Alector Inc.	172,758	1,531
*	Arcturus Therapeutics Holdings Inc.	76,901	1,529
*	Vaxart Inc.	406,790	1,481
*	Coherus Biosciences Inc.	200,633	1,473
*	Bridgebio Pharma Inc.	215,570	1,472
*	Sangamo Therapeutics Inc.	399,865	1,460
*,1	ImmunityBio Inc.	387,393	1,457
*	2seventy bio Inc.	115,397	1,431
*,1	Myovant Sciences Ltd.	137,168	1,423
*,1	Sana Biotechnology Inc.	275,399	1,413
*,1	Intercept Pharmaceuticals Inc.	76,797	1,390
*	Atara Biotherapeutics Inc.	256,274	1,333
*	Y-mAbs Therapeutics Inc.	106,290	1,322
*,1	Inovio Pharmaceuticals Inc.	679,538	1,271
*	Agenus Inc.	748,562	1,250
*	Deciphera Pharmaceuticals Inc.	113,934	1,235
*	Rapt Therapeutics Inc.	76,705	1,129
*	Replimune Group Inc.	76,161	1,107
*	iTeos Therapeutics Inc.	63,015	1,103
*	Nurix Therapeutics Inc.	108,663	1,096
*	Heron Therapeutics Inc.	329,922	1,089
*	MaxCyte Inc.	230,542	1,063
*	Organogenesis Holdings Inc. Class A	187,900	1,054
*	Gossamer Bio Inc.	148,800	1,049
*	AnaptysBio Inc.	53,818	1,022
*	Protagonist Therapeutics Inc.	115,662	1,013
*	Rigel Pharmaceuticals Inc.	554,192	1,003
*	Inhibrx Inc.	73,925	966
*,1	Recursion Pharmaceuticals Inc. Class A	155,420	951
*	Verve Therapeutics Inc.	62,418	946
*	MiMedx Group Inc.	235,714	922
*	Foghorn Therapeutics Inc.	67,375	869
*	Prometheus Biosciences Inc.	31,649	825
*	PMV Pharmaceuticals Inc.	65,965	776
*	Kiniksa Pharmaceuticals Ltd. Class A	99,453	762
*	Humacyte Inc.	134,471	730
*	MeiraGTx Holdings plc	86,205	723
*	Imago Biosciences Inc.	43,706	706
*	Vera Therapeutics Inc. Class A	47,737	694
*	Tango Therapeutics Inc.	99,313	664
*	Seres Therapeutics Inc.	204,754	635
*	Viridian Therapeutics Inc.	50,403	615
*	Stoke Therapeutics Inc.	47,665	577
*,1	Repare Therapeutics Inc.	60,863	559
*	Immunovant Inc.	129,918	551
*	Erasca Inc.	98,114	532
*	IGM Biosciences Inc.	29,449	494
*,2	PDL BioPharma Inc.	311,327	458
*	Adicet Bio Inc.	38,780	458
*	Cullinan Oncology Inc.	42,259	452
*	MacroGenics Inc.	128,574	446
*,1	Cogent Biosciences Inc.	96,528	445
*,1	Monte Rosa Therapeutics Inc.	52,557	407
*	ALX Oncology Holdings Inc.	47,911	368
*	Century Therapeutics Inc.	38,475	334
*	Nuvalent Inc. Class A	34,736	308
*	Janux Therapeutics Inc.	26,885	299

		Shares	Market Value ($000)
*	Sutro Biopharma Inc.	35,222	153
*	Precision BioSciences Inc.	67,562	114
*	Taysha Gene Therapies Inc.	31,066	79
*	Prelude Therapeutics Inc.	13,477	57
*	Aligos Therapeutics Inc.	27,022	35
	Geron Corp. Warrant Exp. 12/31/25	152,449	6
*	Allakos Inc.	34	—
*	Anika Therapeutics Inc.	15	—
*	Bluebird Bio Inc.	74	—
*,1	G1 Therapeutics Inc.	31	—
*	Kodiak Sciences Inc.	33	—
*	Lexicon Pharmaceuticals Inc.	63	—
*	Mersana Therapeutics Inc.	61	—
*	Radius Health Inc.	42	—
*	Rhythm Pharmaceuticals Inc.	37	—
*	Rubius Therapeutics Inc.	43	—
*	Scholar Rock Holding Corp.	24	—
*	Akero Therapeutics Inc.	17	—
*	Cortexyme Inc.	17	—
*	Spero Therapeutics Inc.	27	—
*	Bioxcel Therapeutics Inc.	21	—
*	Dermtech Inc.	19	—
*	Precigen Inc.	98	—
*,1	VBI Vaccines Inc.	190	—
*,2	Progenics Pharmaceuticals Inc. CVR	215,826	—
*	Allovir Inc.	38	—
*	Annexon Inc.	24	—
*,1	Applied Molecular Transport Inc.	12	—
*	Forma Therapeutics Holdings Inc.	17	—
*	Generation Bio Co.	39	—
*	Ideaya Biosciences Inc.	28	—
*	Nkarta Inc.	27	—
*	ORIC Pharmaceuticals Inc.	27	—
*	Zymeworks Inc.	53	—
*	Dyne Therapeutics Inc.	24	—
*	Kronos Bio Inc.	18	—
*	Olema Pharmaceuticals Inc.	11	—
*	C4 Therapeutics Inc.	13	—
*	Praxis Precision Medicines Inc.	24	—
*	Shattuck Labs Inc.	16	—
*	4D Molecular Therapeutics Inc.	25	—
*	Kinnate Biopharma Inc.	12	—
*	BioAtla Inc.	22	—
	Advaxis Inc. Warrants Exp. 9/11/24	7,710	—
*,2	Prevail Therapeutics Inc. CVR	78	—
			3,079,182
Health Care Equipment & Supplies (22.8%)
	Abbott Laboratories	5,713,930	671,158
	Danaher Corp.	2,201,932	580,914
	Medtronic plc	4,349,883	435,641
*	Intuitive Surgical Inc.	1,158,899	263,812
	Stryker Corp.	1,100,879	258,156
	Becton Dickinson and Co.	922,703	236,027
*	Edwards Lifesciences Corp.	2,018,911	203,607
*	Boston Scientific Corp.	4,621,988	189,548
	Baxter International Inc.	1,627,277	123,754
*	IDEXX Laboratories Inc.	272,883	106,866
	ResMed Inc.	473,675	96,374

		Shares	Market Value ($000)
*	DexCom Inc.	314,384	93,668
	Zimmer Biomet Holdings Inc.	676,547	81,328
	West Pharmaceutical Services Inc.	240,602	74,678
	STERIS plc	324,280	74,001
*	Align Technology Inc.	242,543	67,340
*	Hologic Inc.	809,654	60,943
	Cooper Cos. Inc.	159,577	55,970
*	Insulet Corp.	224,136	47,849
	Teleflex Inc.	151,822	43,685
*	ABIOMED Inc.	147,562	38,912
	DENTSPLY SIRONA Inc.	708,388	28,024
*	Novocure Ltd.	304,636	24,487
*	Masimo Corp.	170,490	23,942
*	Envista Holdings Corp.	523,743	22,542
*	Globus Medical Inc. Class A	329,114	21,919
*	Shockwave Medical Inc.	115,610	18,984
*	Penumbra Inc.	115,851	17,021
	QuidelOrtho Corp.	162,162	15,410
*	Integra LifeSciences Holdings Corp.	242,766	15,207
*	Lantheus Holdings Inc.	219,789	15,060
*	Tandem Diabetes Care Inc.	207,079	14,117
*	iRhythm Technologies Inc.	95,425	13,441
*	ICU Medical Inc.	65,533	11,903
*	LivaNova plc	172,494	11,742
*	Merit Medical Systems Inc.	182,987	11,234
	CONMED Corp.	95,303	11,083
*	Haemonetics Corp.	165,715	10,483
*	Enovis Corp.	156,798	10,402
*	NuVasive Inc.	167,835	9,635
*,1	Neogen Corp.	349,583	9,250
*	STAAR Surgical Co.	131,587	8,677
*	Inari Medical Inc.	131,332	8,642
*	Integer Holdings Corp.	107,225	8,554
*	Glaukos Corp.	152,421	6,223
*	Axonics Inc.	120,155	6,008
*	AtriCure Inc.	141,866	5,764
*	Nevro Corp.	108,176	4,714
*	Avanos Medical Inc.	153,309	4,398
*	CryoPort Inc.	161,153	4,101
*	Meridian Bioscience Inc.	141,244	3,884
*	Establishment Labs Holdings Inc.	62,487	3,855
*	Silk Road Medical Inc.	113,248	3,762
*	Natus Medical Inc.	112,257	3,681
	Mesa Laboratories Inc.	16,986	3,554
*	Heska Corp.	32,974	3,290
*	Varex Imaging Corp.	127,528	2,938
	Atrion Corp.	4,668	2,935
	LeMaitre Vascular Inc.	63,900	2,922
*	Outset Medical Inc.	130,155	2,837
*	Cerus Corp.	568,037	2,812
*	Artivion Inc.	129,089	2,525
*	TransMedics Group Inc.	85,620	2,498
*	AngioDynamics Inc.	126,639	2,486
*	Cardiovascular Systems Inc.	132,183	2,149
*	Cutera Inc.	46,620	2,097
*	OrthoPediatrics Corp.	44,475	2,053
*	Figs Inc. Class A	221,358	1,970
*	Inogen Inc.	69,826	1,793

		Shares	Market Value ($000)
*	Orthofix Medical Inc.	64,409	1,771
*	Surmodics Inc.	44,960	1,764
*	Alphatec Holdings Inc.	225,484	1,732
*	Pulmonx Corp.	89,575	1,636
*	Paragon 28 Inc.	86,945	1,558
*	Zimvie Inc.	67,839	1,477
*	PROCEPT BioRobotics Corp.	35,764	1,399
*	BioLife Solutions Inc.	101,324	1,390
*	SI-BONE Inc.	92,167	1,378
*	ViewRay Inc.	432,307	1,249
*	Butterfly Network Inc.	361,883	1,104
*	OraSure Technologies Inc.	221,188	918
*	Treace Medical Concepts Inc.	51,186	854
*,1	SmileDirectClub Inc.	16,890	24
*	Embecta Corp.	60	2
*	Axogen Inc.	42	—
*	Tactile Systems Technology Inc.	21	—
*	Vapotherm Inc.	16	—
			4,249,495
Health Care Providers & Services (21.6%)
	UnitedHealth Group Inc.	3,048,612	1,514,489
	CVS Health Corp.	4,252,477	411,427
	Anthem Inc.	781,807	398,417
	Cigna Corp.	1,039,800	278,968
	Humana Inc.	410,246	186,346
	HCA Healthcare Inc.	786,828	165,549
	McKesson Corp.	485,427	159,555
*	Centene Corp.	1,888,157	153,772
	AmerisourceBergen Corp. Class A	508,091	78,647
	Laboratory Corp. of America Holdings	302,472	74,626
*	Molina Healthcare Inc.	189,105	54,882
	Quest Diagnostics Inc.	386,800	54,547
	Cardinal Health Inc.	896,858	50,511
*	Henry Schein Inc.	444,579	38,074
	Universal Health Services Inc. Class B	218,889	27,276
	Chemed Corp.	48,579	23,532
*	Tenet Healthcare Corp.	330,899	21,412
	Encompass Health Corp.	322,236	21,119
*	Acadia Healthcare Co. Inc.	291,588	20,752
*	DaVita Inc.	187,159	18,246
*	HealthEquity Inc.	271,000	16,959
*	LHC Group Inc.	97,543	16,257
*	AMN Healthcare Services Inc.	151,228	14,654
	Premier Inc. Class A	385,835	14,434
*	Option Care Health Inc.	467,128	14,182
	Ensign Group Inc.	169,709	13,775
*	agilon health Inc.	657,633	12,561
*	Amedisys Inc.	105,372	12,214
*	Guardant Health Inc.	297,210	12,180
*	R1 RCM Inc.	451,364	9,691
	Patterson Cos. Inc.	284,657	8,992
	Select Medical Holdings Corp.	368,817	8,981
	Owens & Minor Inc.	232,337	8,104
*	Covetrus Inc.	357,239	7,438
*	Progyny Inc.	234,652	7,417
*	Oak Street Health Inc.	352,610	6,657
*	Privia Health Group Inc.	241,788	5,793
*	MEDNAX Inc.	265,671	5,133

		Shares	Market Value ($000)
*	Surgery Partners Inc.	130,410	5,112
*	Apollo Medical Holdings Inc.	127,061	4,770
*	CorVel Corp.	31,453	4,692
	US Physical Therapy Inc.	41,676	4,692
*	Addus HomeCare Corp.	51,377	4,290
*	Tivity Health Inc.	129,158	4,185
*	ModivCare Inc.	40,986	3,911
*	AdaptHealth Corp. Class A	212,428	3,822
*	1Life Healthcare Inc.	436,162	3,694
*,1	Fulgent Genetics Inc.	62,540	3,409
*	RadNet Inc.	163,911	3,365
	National HealthCare Corp.	47,465	3,336
*	Brookdale Senior Living Inc.	541,353	3,086
*	Signify Health Inc. Class A	222,148	3,028
*	Alignment Healthcare Inc.	273,050	2,916
*	Clover Health Investments Corp. Class A	1,042,650	2,784
*	Cano Health Inc.	468,045	2,410
*	Cross Country Healthcare Inc.	117,281	2,070
*	Agiliti Inc.	104,871	2,026
*	Community Health Systems Inc.	385,678	2,021
*	DocGo Inc.	260,114	1,964
*	Hanger Inc.	124,149	1,960
*	Pennant Group Inc.	86,870	1,662
*	Hims & Hers Health Inc.	382,578	1,546
*,1	23andMe Holding Co. Class A	514,074	1,542
*	PetIQ Inc. Class A	84,976	1,458
*	Accolade Inc.	184,620	1,185
*	Joint Corp.	47,351	790
*	CareMax Inc.	157,132	735
*	Sema4 Holdings Corp.	317,750	648
*	Aveanna Healthcare Holdings Inc.	148,961	459
*	ATI Physical Therapy Inc.	62	—
			4,031,137
Health Care Technology (1.6%)
	Cerner Corp.	949,547	90,065
*	Veeva Systems Inc. Class A	449,804	76,584
*	Change Healthcare Inc.	807,655	19,456
*,1	Teladoc Health Inc.	519,328	17,704
*	Omnicell Inc.	143,978	16,005
*	Inspire Medical Systems Inc.	89,087	15,753
*	Doximity Inc. Class A	290,058	10,149
*	Evolent Health Inc. Class A	250,204	7,038
*	Certara Inc.	336,102	6,830
*	Allscripts Healthcare Solutions Inc.	376,359	6,432
*	Schrodinger Inc.	189,680	4,901
*	NextGen Healthcare Inc.	182,932	3,313
*	Multiplan Corp.	620,493	3,102
*	Phreesia Inc.	157,457	2,856
	Simulations Plus Inc.	52,234	2,480
*	American Well Corp. Class A	629,724	2,380
*	Health Catalyst Inc.	150,865	2,210
*	GoodRx Holdings Inc. Class A	237,077	1,890
*	HealthStream Inc.	80,668	1,643
*	Definitive Healthcare Corp. Class A	73,723	1,441
*	OptimizeRx Corp.	52,250	1,337
*	Tabula Rasa HealthCare Inc.	26	—
			293,569

		Shares	Market Value ($000)
Life Sciences Tools & Services (9.0%)
	Thermo Fisher Scientific Inc.	1,267,539	719,417
*	IQVIA Holdings Inc.	618,452	133,122
	Agilent Technologies Inc.	972,898	124,103
*	Illumina Inc.	508,535	121,784
*	Mettler-Toledo International Inc.	73,889	95,030
*	Waters Corp.	196,006	64,280
*	Avantor Inc.	1,975,589	63,298
	PerkinElmer Inc.	408,644	61,162
	Bio-Techne Corp.	127,185	47,024
*	Bio-Rad Laboratories Inc. Class A	72,517	38,999
*	Charles River Laboratories International Inc.	163,647	38,307
*	Repligen Corp.	170,427	28,030
*	Syneos Health Inc.	337,950	24,971
	Bruker Corp.	342,171	21,379
	Azenta Inc.	242,513	18,586
*	10X Genomics Inc. Class A	272,230	13,935
*	Medpace Holdings Inc.	91,396	13,092
*	Maravai LifeSciences Holdings Inc. Class A	362,335	11,287
*	Sotera Health Co.	321,212	6,842
*	Pacific Biosciences of California Inc.	681,344	3,836
*	NeoGenomics Inc.	381,848	3,215
*	SomaLogic Inc.	442,821	2,657
*	Adaptive Biotechnologies Corp.	321,208	2,512
*	NanoString Technologies Inc.	140,555	2,198
*	Cytek Biosciences Inc.	217,655	2,113
*	Codexis Inc.	190,099	2,030
*	Quanterix Corp.	112,869	1,903
*,1	Bionano Genomics Inc.	941,307	1,628
*	Quantum-Si Inc.	263,468	1,120
*	Seer Inc. Class A	120,492	1,070
*	Nautilus Biotechnology Inc.	121,900	446
*	Personalis Inc.	35,879	142
*	Alpha Teknova Inc.	3,772	29
			1,669,547
Other (0.0%)[3]
[2]	Contra Zogenix Inc.	93,751	64
Pharmaceuticals (28.4%)
	Johnson & Johnson	8,518,735	1,529,369
	Pfizer Inc.	18,218,749	966,322
	Eli Lilly & Co.	2,622,698	822,058
	Merck & Co. Inc.	8,189,666	753,695
	Bristol-Myers Squibb Co.	7,061,785	532,812
	Zoetis Inc.	1,528,696	261,300
*	Horizon Therapeutics plc	697,665	62,574
*	Catalent Inc.	550,773	56,763
	Viatris Inc.	3,918,302	48,078
	Royalty Pharma plc Class A	1,122,173	46,166
*	Elanco Animal Health Inc. (XNYS)	1,379,735	32,700
	Organon & Co.	821,647	31,190
*	Jazz Pharmaceuticals plc	199,146	29,808
	Perrigo Co. plc	433,140	17,265
*	Intra-Cellular Therapies Inc.	269,402	15,464
*	Pacira BioSciences Inc.	144,308	9,128
*	Prestige Consumer Healthcare Inc.	162,654	9,079
*,1	Tilray Brands Inc.	1,507,943	6,771
*	Corcept Therapeutics Inc.	309,039	6,440

		Shares	Market Value ($000)
*	Arvinas Inc.	145,596	6,070
*	Supernus Pharmaceuticals Inc.	172,734	4,814
*	Amphastar Pharmaceuticals Inc.	123,591	4,590
*,1	Cassava Sciences Inc.	123,699	3,785
*	Harmony Biosciences Holdings Inc.	75,874	3,308
*	Innoviva Inc.	204,026	3,095
*	Revance Therapeutics Inc.	221,507	3,030
*	Reata Pharmaceuticals Inc. Class A	85,877	2,429
*	Axsome Therapeutics Inc.	91,627	2,291
*	Nektar Therapeutics Class A	601,843	2,094
*	Atea Pharmaceuticals Inc.	242,161	1,908
*	Collegium Pharmaceutical Inc.	106,151	1,658
	SIGA Technologies Inc.	142,046	1,554
*	ATAI Life Sciences NV	389,753	1,551
*	Theravance Biopharma Inc.	176,529	1,550
*	Nuvation Bio Inc.	387,400	1,368
	Phibro Animal Health Corp. Class A	66,251	1,273
*	NGM Biopharmaceuticals Inc.	87,919	1,217
*	Cara Therapeutics Inc.	145,694	1,212
*	Amneal Pharmaceuticals Inc.	313,138	1,137
*	Ventyx Biosciences Inc.	41,174	721
*	Fulcrum Therapeutics Inc.	87,113	620
*	DICE Therapeutics Inc.	30,867	424
*	Phathom Pharmaceuticals Inc.	56,798	407
*	Endo International plc	752,852	397
*	Aerie Pharmaceuticals Inc.	47	—
*	Ocular Therapeutix Inc.	77	—
*	Pliant Therapeutics Inc.	13	—
*	Edgewise Therapeutics Inc.	10	—
*,1	Oramed Pharmaceuticals Inc.	38	—
			5,289,485
Total Common Stocks (Cost $14,782,570)			18,612,479
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[4,5]	Vanguard Market Liquidity Fund, 0.854% (Cost $42,820)	428,326	42,828
Total Investments (100.1%) (Cost $14,825,390)			18,655,307
Other Assets and Liabilities—Net (-0.1%)			(26,556)
Net Assets (100.0%)			18,628,751
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $39,530,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $42,811,000 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Gilead Sciences Inc.	8/31/22	BANA	12,970	(0.320)	—	(3)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
At May 31, 2022, the counterparties had deposited in segregated accounts cash of $1,130,000 in connection with open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	18,611,951	6	522	18,612,479
Temporary Cash Investments	42,828	—	—	42,828
Total	18,654,779	6	522	18,655,307
Derivative Financial Instruments
Liabilities
Swap Contracts	—	3	—	3